Related Party Transactions - Summary of Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantee provisions recognized		₩ 294	₩ 80
Description of other related parties with outstanding balances		Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., as of December 31, 2023 and 2022.	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., as of December 31, 2023 and 2022.
Description of other related parties with transactions		Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., for the years ended December 31, 2023 and 2022.	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., for the years ended December 31, 2023 and 2022.
W Service Networks Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 108	₩ 120
Deposits due to customers		3,245	3,298
Accrued expenses		7	7
Other liabilities		100	109
Related party transactions [abstract]
Other income		0	0	₩ 30
Fees expenses		552	543	612
Other expenses		1,575	1,907	1,878
Interest expenses		35	14	₩ 7
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 72	₩ 60
Description of nature of related party relationship		Associates	Associates	Associates
Korea Credit Bureau Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 1	₩ 2
Deposits due to customers		771	4,450
Accrued expenses		1	0
Other liabilities		0	40
Related party transactions [abstract]
Fees expenses		4,047	3,730	₩ 3,503
Other expenses		143	139	68
Interest expenses		9	40	₩ 4
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 34	₩ 33
Description of nature of related party relationship		Associates	Associates	Associates
Korea Finance Security Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 3,228	₩ 3,433
Deposits due to customers		1,323	1,764
Loss allowance		(71)	(46)
Other liabilities		6	6
Related party transactions [abstract]
Interest income		181	141	₩ 80
Provision of allowance for credit loss		26	44	1
Other expenses		33	52	92
Interest expenses		3	3	₩ 2
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 632	₩ 627
Description of nature of related party relationship		Associates	Associates	Associates
LOTTE CARD Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 12,209	₩ 50,000
Deposits due to customers		62,587	35,986
Loss allowance		(269)	(30)
Account receivables		31	16
Other assets		2	0
Other liabilities		289	74
Related party transactions [abstract]
Interest income		10	83	₩ 196
Reversal of allowance for credit losses		455	27	59
Interest expenses		5,665	1,902	462
Fees income		4,164	7,701	₩ 10,248
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 498,400	₩ 450,000
Description of nature of related party relationship		Associates	Associates	Associates
K BANK Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 54	₩ 3
Account receivables		13	31
Other assets		18	0
Other liabilities		214,135	108,156
Related party transactions [abstract]
Fees expenses		339	937	₩ 636
Fees income		190	698	₩ 1,952
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 246	₩ 297
Description of nature of related party relationship		Associates	Associates	Associates
Others
Outstanding balances for related party transactions [abstract]
Loans	[1]	₩ 65,558	₩ 68,660
Deposits due to customers	[1]	4,212	3,622
Loss allowance	[1]	(61)	(34)
Other assets	[1]	47,828	768
Other liabilities	[1]	992	119
Related party transactions [abstract]
Other income	[2]	4,760	0	₩ 0
Interest income	[2]	682	713	679
Provision of allowance for credit loss	[2]	27	92	2
Other expenses	[2]	836	0	0
Interest expenses	[2]	9,333	10	17
Fees income	[2]	15,295	7,138	5,546
Dividend income	[2]	1,700	0	0
Provision of impairment losses due to credit loss	[2]	₩ 0	₩ 1	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates	Associates
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		₩ 4,664	₩ 4,664
Woori Seoul Beltway Private Special Asset Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		34,437	37,146
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		12,186	12,555
JC Assurance No.2 Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		1,351	1,351
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		243	325
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0	39
Woori Asset Global Partnership Fund No 5 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		127,500	0
Synaptic Future Growth Private Equity Fund 1 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		4,389	0
NH Woori Newdeal Growth Alpha Private Equity Fund 1 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		36,941	0
One Mortgage [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		34	0
Together Korea Government Private Securities Investment Trust No.3
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		990,000	990,000
STASSETS FUND III
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		6,000	13,500
BTS 2nd Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		4,774	6,974
DCustody Co., Ltd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 0	₩ 10

[1]	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., as of December 31, 2023 and 2022.
[2]	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership and etc., for the years ended December 31, 2023 and 2022.